Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Mar. 15, 2015	Jun. 30, 2014
Document and Entity Information
Entity Registrant Name	First Clover Leaf Financial Corp.
Entity Central Index Key	0001283582
Trading Symbol	fclf
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		7,007,283
Entity Public Float			$ 57.4
Document Type	10-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY